Adjusting items included in results of associates and joint ventures (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023
Disclosure of joint operations [line items]
Share of post-tax results of associates and joint ventures	£ 1,647	£ 289
Organigram Inc
Disclosure of joint operations [line items]
Impairment loss		35
Impairment loss net of tax		£ 33
ITC Ltd.
Disclosure of joint operations [line items]
Number of shares of associate disposed of (in shares)	436,851,457
Percentage of voting equity interests disposed of	3.50%
Gain on disposal of investments in associates	£ (1,361)
Ownership interest in associates	25.49%	29.12%	29.19%	29.02%
Gains on disposals of investments				£ 16
Adjusting item
Disclosure of joint operations [line items]
Share of post-tax results of associates and joint ventures	£ (1,367)	£ 15